UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   July 18, 2012
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        44
Form 13F Information Table Value Total:       86782
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1225 13675.000 SH      Sole                                  13675.000
ABBOTT LABS COM                COM              002824100     1457 22600.000 SH      Sole                                  22600.000
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2899 48250.000 SH      Sole                                  48250.000
ANALOG DEVICES INC COM         COM              032654105     2126 56450.000 SH      Sole                                  56450.000
APPLE COMPUTER INC COM         COM              037833100     4491 7690.000 SH       Sole                                   7690.000
BANK OF NOVA SCOTIA COM        COM              064149107     2149 41500.000 SH      Sole                                  41500.000
BCE INC COM                    COM              05534B760     1139 27650.000 SH      Sole                                  27650.000
CANADIAN NATL RY CO COM        COM              136375102     2481 29400.000 SH      Sole                                  29400.000
CHEVRON CORP COM               COM              166764100     2139 20272.000 SH      Sole                                  20272.000
COCA COLA CO COM               COM              191216100     3364 43025.000 SH      Sole                                  43025.000
DU PONT E I DE NEMOURS COM     COM              263534109     2731 54004.000 SH      Sole                                  54004.000
DUKE ENERGY HOLDING CORP       COM              26441C204      308 13350.000 SH      Sole                                  13350.000
ECOLAB INC                     COM              278865100     2378 34700.626 SH      Sole                                  34700.626
ENTERPRISE PRODUCTS            COM              293792107      451 8800.000 SH       Sole                                   8800.000
EXXON MOBIL CORP COM           COM              30231G102     3420 39969.394 SH      Sole                                  39969.394
FISERV INC COM                 COM              337738108     1157 16025.000 SH      Sole                                  16025.000
GENERAL ELEC CO COM            COM              369604103      207 9937.000 SH       Sole                                   9937.000
ILLINOIS TOOL WKS INC COM      COM              452308109     1367 25850.000 SH      Sole                                  25850.000
INTEL CORP COM                 COM              458140100     3317 124451.000 SH     Sole                                 124451.000
JACOBS ENGR GROUP DEL COM      COM              469814107      691 18250.000 SH      Sole                                  18250.000
JOHNSON & JOHNSON COM          COM              478160104     3873 57319.614 SH      Sole                                  57319.614
KINDER MORGAN ENERGY UT LTD PA COM              494550106      598 7607.359 SH       Sole                                   7607.359
MEDTRONIC INC COM              COM              585055106     2678 69153.652 SH      Sole                                  69153.652
MERCK & CO INC COM             COM              58933Y105      701 16800.000 SH      Sole                                  16800.000
MICROSOFT CORP COM             COM              594918104     2966 96958.465 SH      Sole                                  96958.465
NIKE INC CL B                  COM              654106103     1905 21700.000 SH      Sole                                  21700.000
ORACLE CORP COM                COM              68389X105     2419 81450.470 SH      Sole                                  81450.470
PROCTER & GAMBLE CO COM        COM              742718109     2322 37904.000 SH      Sole                                  37904.000
SCHLUMBERGER LTD COM           COM              806857108     1006 15500.249 SH      Sole                                  15500.249
STRYKER CORP COM               COM              863667101     1261 22892.000 SH      Sole                                  22892.000
T ROWE PRICE GROUP INC         COM              74144T108     2554 40560.590 SH      Sole                                  40560.590
TJX COS INC NEW COM            COM              872540109     2889 67300.000 SH      Sole                                  67300.000
UNITED TECHNOLOGIES CP COM     COM              913017109     2563 33930.831 SH      Sole                                  33930.831
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1750 28800.000 SH      Sole                                  28800.000
WAL MART STORES INC COM        COM              931142103     2513 36050.000 SH      Sole                                  36050.000
WELLS FARGO & CO COM           COM              949746101     2322 69430.401 SH      Sole                                  69430.401
NOVARTIS A G SPONSORED ADR                      66987V109     1367 24450.000 SH      Sole                                  24450.000
NOVO-NORDISK A S ADR                            670100205     1765 12142.000 SH      Sole                                  12142.000
PETROLEO BRASILEIRO SA SPON AD                  71654V408      839 44700.000 SH      Sole                                  44700.000
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     1589 23564.000 SH      Sole                                  23564.000
TEVA PHARMACEUTCL INDS ADR                      881624209     1631 41350.000 SH      Sole                                  41350.000
UNILEVER PLC SPON ADR NEW                       904767704     2376 70450.000 SH      Sole                                  70450.000
ISHARES TR MSCI EMERG MKT                       464287234     3099    79175 SH       Sole                                      79175
JPMORGAN CHASE CAP XVI PFD TR                   481228203      299    11800 SH       Sole                                      11800